Equity - Schedule of Authorized Shares of Common Stock for Future Issuance (Q1) (Details) - shares	Mar. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Total (in shares)	21,268,716	90,367,632
Shares available for future stock incentive awards
Class of Stock [Line Items]
Total (in shares)	202,875	35,836,268
Unvested restricted stock units
Class of Stock [Line Items]
Total (in shares)	464,018
Outstanding common stock options
Class of Stock [Line Items]
Total (in shares)	1,347,618	23,306,661
Series A Preferred Stock
Class of Stock [Line Items]
Total (in shares)	17,808,670
Series A Preferred Stock options
Class of Stock [Line Items]
Total (in shares)	470,403
Exercise of warrants
Class of Stock [Line Items]
Total (in shares)	975,132	31,224,703